CONDENSED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) (Parenthetical) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
CONDENSED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED)
Net investment gain (loss), net of tax	$ 159,000	$ 662,691